CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Share of income	$ 18	$ 17	$ 34	$ 34	$ 36